Remuneration System for the Management Board and Employees of the Group - 2015 Long Term Incentive Plan - Additional Information (Detail)			12 Months Ended
	Oct. 14, 2019 shares	Apr. 01, 2015 Beneficiary	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense | €			€ 8,955,000	€ 6,654,000	€ 5,585,000
Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted			0
2015 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation vesting period			4 years
2015 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	52,328
Performance criteria fulfillment standards | Beneficiary		100
Management board [member] | 2015 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	19,815
Share based payment expense | €			€ 0	€ 6,714	€ 109,511
Senior management [member] | 2015 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	18,798
Former members of management board and senior management group [member] | 2015 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	13,715
Top of range [member] | 2015 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of increase in performance shares vested		100.00%
Performance criteria fulfillment percentage		200.00%
Bottom of range [member] | 2015 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage		94.00%